Segment Reporting (Details)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	the Company’s chief operating decision maker has been identified as the Chief Executive Officer and President, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company.
Number of reportable segment	3
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]